Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Cash flows from operating activities
Net loss	$ (221)		$ (754)		$ (902)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	1,086		120		54
Amortization	289		226		176
Gain on disposal of property, plant and equipment	(3,595)		(2)		(14)
Write-down of inventories	874				283
Write off of property, plant and equipment	1,511
Change in fair value of life insurance contract	(4)		(5)
Change in fair value of financial instruments	419		(35)		(57)
Gain from liquidation of subsidiary					(1,448)
Changes in assets and liabilities:
Trade receivables	279		(678)		(770)
Other receivables, deposits and prepayments	(166)		(792)		(166)
Receivable from affiliated party		(166)
Inventories	(2,959)		(1,355)		460
Income tax recoverable			(22)
Accrued charges and deposits	278		(18)		148
Payable to affilated party		10
Income tax liabilities			(37)		20
Deferred income tax liabilities			(2)		(17)
Net cash (used in) / generated from operating activities	245		(593)		70
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	40		2		25
Acquisition of property, plant and equipment	(2,778)		(1,412)		(3,415)
Acquisition of intangible assets			(802)
Premium payment of life insurance contract					122
Increase in fixed deposits maturing over three months	35		1,014
Net cash used in investing activities	(2,773)		(3,226)		(3,512)
Cash flows from financing activities
Capital lease payments	(28)
Increase in notes payable	251		406		537
(Repayment of) / net advance from banking facilities	1,413		1,537
Net cash (used in) / generated from financing activities	1,636		1,943		537
Net decrease in cash and cash equivalents	(892)		(1,876)		(2,905)
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	(132)		2		507
Cash and cash equivalents, beginning of year	1,140		3,014		5,412
Cash and cash equivalents, end of year	116		1,140			3,014
Cash paid during the year for:
Interest paid	136		68		87
Income tax paid, net of refund			90
Non-cash investing activities:
Property plant and equipment acquired under capital lease	$ 120